Organization and Principal Activities (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Non-current assets	$ 1,998,269	$ 1,596,095
Total assets	14,394,395	5,874,998
Current liabilities	9,115,779	6,381,149
Non-current liabilities
Total liabilities	9,115,779	6,381,149
Revenue	7,481,411	6,685,387
Net cash provided by (used in) operating activities	(9,151,533)	(1,819,988)
Net cash used in investing activities	(64,573)	(162,779)
Net cash (used in) provided by financing activities	11,837,527	1,558,088
Consolidated Assets And Liabilities [Member]
Current assets	5,274,653	4,278,903
Non-current assets	678,269	1,596,095
Total assets	5,952,922	5,874,998
Current liabilities	8,897,651	6,381,149
Non-current liabilities
Total liabilities	8,897,651	6,381,149
Operations Activities [Member]
Revenue	7,481,411	6,685,387
Net loss	(4,829,492)	(517,723)
Net cash provided by (used in) operating activities	8,043,283	(1,819,988)
Net cash used in investing activities	(64,573)	(162,779)
Net cash (used in) provided by financing activities	$ (350,610)	$ 1,558,088